Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]	The Company maintained the following other non-financial assets:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	5,969,572	-	3,731,652	-
Advertising	9,638,905	12,189,131	12,043,766	7,884,438
Advances to suppliers	2,646,597	-	11,126,150	-
Prepaid expenses	1,633,812	312,916	1,372,181	228,728
Total advances	19,888,886	12,502,047	28,273,749	8,113,166
Guarantees paid	11,223	107,492	11,153	149,284
Consumables	985,485	-	683,951	-
Dividends receivable	1,152,147	-	361,565	-
Other	-	3,905	-	3,905
Total other assets	2,148,855	111,397	1,056,669	153,189
Total	22,037,741	12,613,444	29,330,418	8,266,355